Prospectus Supplement                                           217993  9/04
dated September 3, 2004 to:
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PUTNAM GROWTH OPPORTUNITIES FUND
Prospectuses dated November 30, 2003

Effective August 31, 2004, the second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.



-------------------------------------------------------------------------------------
Portfolio leader         Since       Experience
-------------------------------------------------------------------------------------
Brian P. O'Toole         2002        2002 - Present      Putnam Management
                                     Prior to June 2002  Citigroup Asset Management
-------------------------------------------------------------------------------------
Portfolio members        Since       Experience
-------------------------------------------------------------------------------------
Walton D. Pearson        2003        2003 - Present      Putnam Management
                                     Prior to Feb. 2003  Alliance Capital Management
-------------------------------------------------------------------------------------
David J. Santos          1999        1986 - Present      Putnam Management
-------------------------------------------------------------------------------------



PUTNAM INVESTMENTS

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